Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000027719
Account Value [Line Items]
Line Graph and Table Measure Name																									Fund
Accumulated Value		$ 10,000		$ 10,102		$ 10,013		$ 9,676		$ 9,676		$ 10,302		$ 10,253		$ 10,507		$ 10,579		$ 10,932		$ 10,890		$ 10,905			$ 10,564		$ 10,708		$ 10,883		$ 11,197		$ 11,713		$ 11,850		$ 12,132		$ 12,463		$ 12,410		$ 12,676		$ 12,853		$ 12,958		$ 13,381	$ 13,821	$ 13,881	$ 14,657	$ 14,175	$ 13,902	$ 13,885	$ 14,418	$ 14,563	$ 15,143	$ 15,816	$ 15,957	$ 14,751	$ 15,011	$ 13,762	$ 14,813	$ 15,372	$ 15,836	$ 16,676	$ 15,869	$ 16,906	$ 17,240	$ 17,169	$ 17,263	$ 17,568	$ 18,211	$ 18,653	$ 19,081	$ 17,668	$ 15,812	$ 17,962	$ 19,091	$ 19,614	$ 20,998	$ 22,570	$ 21,719	$ 21,062	$ 23,028	$ 24,050	$ 23,765	$ 23,848	$ 24,507	$ 26,120	$ 25,674	$ 26,949	$ 27,883	$ 28,822	$ 27,069	$ 29,247	$ 29,398	$ 30,482	$ 28,060	$ 26,837	$ 27,921	$ 24,992	$ 24,384	$ 22,565	$ 25,297	$ 24,149	$ 21,912	$ 23,161	$ 24,118	$ 22,368	$ 24,054	$ 23,830	$ 25,212	$ 25,496	$ 26,085	$ 27,785	$ 28,489	$ 28,266	$ 26,851	$ 26,539	$ 29,390	$ 30,494	$ 31,033	$ 32,954	$ 33,578	$ 32,288	$ 34,088	$ 36,073	$ 35,846	$ 36,668	$ 37,462	$ 37,391	$ 39,971	$ 40,000	$ 40,570	$ 39,312	$ 36,568	$ 36,928	$ 39,492	$ 41,579	$ 42,642	$ 43,236	$ 44,721	$ 45,777
C000246257
Account Value [Line Items]
Line Graph and Table Measure Name																									Fund
Accumulated Value	$ 10,000		$ 10,570		$ 11,347		$ 11,080		$ 11,517		$ 12,146		$ 11,501		$ 11,808		$ 11,772		$ 12,568		$ 12,862		$ 13,035			$ 12,882		$ 13,713		$ 12,683		$ 13,147		$ 13,051		$ 12,526		$ 12,027		$ 12,639		$ 12,942		$ 13,040		$ 13,520		$ 13,491		$ 13,204
C000027723
Account Value [Line Items]
Line Graph and Table Measure Name																									Fund
Accumulated Value		10,000		10,033		9,801		9,374		9,564		10,135		10,232		10,415		10,512		10,876		10,825		10,779			10,424		10,767		10,870		11,126		11,570		11,630		11,827		12,039		12,112		12,169		12,201		12,550		12,825	13,307	13,410	13,905	13,427	13,478	13,376	13,664	13,926	14,330	14,934	14,937	13,729	14,075	12,826	13,939	14,801	15,142	15,928	15,340	16,423	16,577	16,341	16,337	16,442	17,000	17,233	17,356	16,061	13,899	15,642	16,941	17,197	18,743	19,191	18,759	18,592	20,390	21,320	21,307	21,666	22,146	23,260	22,880	23,577	24,370	24,804	23,510	24,812	24,174	25,439	22,760	22,268	22,615	20,685	20,273	18,981	21,132	20,288	18,665	20,202	21,323	20,270	21,469	20,982	21,295	21,233	20,624	22,094	22,699	22,294	21,259	20,485	22,555	23,865	23,727	24,710	25,407	23,865	24,567	24,951	25,560	25,955	26,306	26,081	28,364	26,689	27,916	26,816	25,305	25,752	27,493	28,328	28,557	28,557	28,086	27,675
C000027721
Account Value [Line Items]
Line Graph and Table Measure Name																									Fund
Accumulated Value		10,000		10,051		9,853		9,594		9,647		10,281		10,471		10,639		10,896		11,144		11,044		10,964			10,848		11,536		11,749		11,693		12,127		11,926		11,896		11,761		11,940		12,147		12,042		12,489		12,508	13,042	13,260	13,635	13,024	12,729	12,788	12,919	13,034	13,644	13,802	13,882	13,285	13,924	12,849	13,523	14,078	14,215	14,520	13,790	14,665	14,775	14,598	15,091	15,232	15,638	15,931	15,462	14,047	12,011	13,289	13,604	13,587	14,128	14,544	14,290	14,060	15,789	16,072	15,845	16,573	17,886	18,506	19,010	18,719	18,879	19,220	18,510	19,416	18,805	20,043	19,871	19,609	20,414	19,436	19,894	18,385	19,363	18,896	17,172	19,077	20,178	19,451	19,951	19,221	18,979	19,064	17,976	19,008	19,638	19,106	18,294	17,702	18,904	19,933	20,023	20,464	21,354	20,453	20,949	20,918	21,842	22,328	22,650	22,390	23,567	22,181	22,927	23,218	22,469	21,558	22,212	23,024	23,352	24,052	24,442	24,112
C000027729
Account Value [Line Items]
Line Graph and Table Measure Name																									Fund
Accumulated Value		10,000		9,983		9,919		9,986		10,028		10,157		10,240		10,253		10,430		10,514		10,526		10,524			10,479		10,275		10,313		10,351		10,427		10,413		10,499		10,602		10,595		10,654		10,744		10,702		10,735	10,725	10,780	10,685	10,593	10,642	10,567	10,634	10,600	10,617	10,679	10,630	10,542	10,575	10,717	10,828	10,851	11,059	11,095	11,271	11,421	11,459	11,723	11,656	11,690	11,691	11,676	11,923	12,100	11,501	11,814	11,963	12,140	12,371	12,305	12,310	12,254	12,445	12,508	12,452	12,300	12,184	12,300	12,362	12,454	12,576	12,555	12,455	12,450	12,469	12,439	12,184	12,021	11,706	11,328	11,332	11,163	11,401	11,150	10,681	10,535	10,855	10,858	11,206	10,964	11,190	11,284	11,162	11,130	11,141	11,095	10,845	10,691	11,141	11,572	11,571	11,440	11,551	11,277	11,455	11,587	11,798	11,984	12,157	11,873	12,015	11,809	11,878	12,135	12,125	12,142	12,083	12,276	12,259	12,398	12,531	12,609
C000027717
Account Value [Line Items]
Line Graph and Table Measure Name																									Fund
Accumulated Value		10,000		10,014		10,058		10,158		10,167		10,184		10,244		10,253		10,391		10,387		10,395		10,350			10,274		9,967		10,037		10,071		10,123		10,141		10,203		10,333		10,295		10,351		10,408		10,357		10,386	10,335	10,433	10,327	10,293	10,321	10,281	10,370	10,374	10,393	10,397	10,345	10,288	10,407	10,531	10,607	10,661	10,775	10,795	10,915	10,957	11,027	11,158	11,082	11,090	11,098	11,122	11,286	11,400	11,209	11,142	11,453	11,448	11,560	11,518	11,515	11,483	11,577	11,602	11,609	11,475	11,529	11,584	11,598	11,612	11,679	11,659	11,576	11,556	11,618	11,627	11,352	11,316	11,034	10,718	10,885	10,720	10,981	10,738	10,367	10,306	10,741	10,782	11,040	10,780	10,999	10,952	10,827	10,905	10,918	10,787	10,483	10,371	10,969	11,218	11,178	11,187	11,166	11,060	10,990	11,134	11,217	11,300	11,390	11,240	11,386	11,279	11,327	11,431	11,263	11,231	11,255	11,336	11,329	11,410	11,587	11,701
C000027715
Account Value [Line Items]
Line Graph and Table Measure Name																									Fund
Accumulated Value		10,000		10,027		10,073		10,186		10,197		10,212		10,273		10,283		10,412		10,417		10,421		10,395			10,321		9,996		10,080		10,117		10,187		10,213		10,278		10,411		10,384		10,443		10,512		10,458		10,496	10,448	10,534	10,410	10,378	10,415	10,371	10,474	10,473	10,483	10,498	10,449	10,382	10,503	10,618	10,689	10,739	10,870	10,897	11,029	11,072	11,147	11,278	11,202	11,210	11,224	11,248	11,396	11,512	11,305	11,227	11,507	11,524	11,627	11,593	11,587	11,557	11,649	11,683	11,700	11,597	11,636	11,700	11,722	11,740	11,815	11,786	11,699	11,682	11,758	11,763	11,492	11,440	11,163	10,879	11,037	10,895	11,148	10,892	10,530	10,470	10,911	10,935	11,222	10,967	11,196	11,168	11,037	11,123	11,136	11,011	10,699	10,544	11,197	11,467	11,426	11,435	11,413	11,306	11,217	11,363	11,459	11,543	11,652	11,482	11,648	11,527	11,582	11,701	11,519	11,469	11,475	11,570	11,539	11,635	11,839	11,967
C000027733
Account Value [Line Items]
Line Graph and Table Measure Name																									Fund
Accumulated Value		10,000		10,030		10,091		10,227		10,230		10,258		10,318		10,326		10,479		10,477		10,490		10,462			10,376		10,009		10,095		10,146		10,214		10,243		10,321		10,463		10,434		10,490		10,567		10,505		10,544	10,482	10,581	10,443	10,409	10,443	10,403	10,504	10,507	10,521	10,541	10,474	10,406	10,526	10,664	10,746	10,806	10,943	10,969	11,122	11,165	11,251	11,405	11,318	11,331	11,339	11,370	11,547	11,675	11,431	11,336	11,649	11,683	11,831	11,790	11,795	11,764	11,861	11,901	11,929	11,784	11,822	11,895	11,932	11,941	12,025	11,993	11,909	11,883	11,950	11,949	11,649	11,606	11,299	11,011	11,175	11,041	11,313	11,054	10,682	10,628	11,066	11,097	11,387	11,110	11,347	11,311	11,185	11,265	11,285	11,159	10,849	10,723	11,358	11,631	11,592	11,597	11,590	11,478	11,409	11,564	11,663	11,756	11,863	11,687	11,845	11,732	11,790	11,906	11,750	11,714	11,728	11,827	11,829	11,927	12,123	12,254
C000027731
Account Value [Line Items]
Line Graph and Table Measure Name																									Fund
Accumulated Value		10,000		9,977		9,953		10,031		10,025		10,055		10,062		10,049		10,123		10,124		10,104		10,127			10,109		10,029		10,032		10,050		10,067		10,066		10,098		10,127		10,107		10,132		10,167		10,138		10,141	10,115	10,116	10,063	10,052	10,087	10,056	10,095	10,096	10,084	10,124	10,099	10,103	10,139	10,218	10,253	10,263	10,328	10,344	10,434	10,487	10,477	10,570	10,561	10,581	10,569	10,581	10,667	10,771	10,800	10,836	10,851	10,868	10,887	10,896	10,892	10,869	10,884	10,893	10,900	10,861	10,859	10,879	10,895	10,865	10,905	10,887	10,855	10,809	10,800	10,775	10,685	10,626	10,440	10,325	10,378	10,319	10,385	10,270	10,059	9,996	10,075	10,095	10,213	10,140	10,251	10,289	10,267	10,232	10,264	10,296	10,255	10,230	10,390	10,569	10,607	10,576	10,634	10,575	10,637	10,699	10,787	10,875	10,959	10,886	10,945	10,927	10,974	11,074	11,120	11,201	11,185	11,259	11,251	11,349	11,380	11,426
COMMERCE INDEX: RUSSELL 1000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		10,033		9,853		9,322		9,319		9,968		10,022		10,198		10,221		10,610		10,624		10,633			10,426		10,837		11,040		11,262		11,698		11,705		11,829		11,980		12,064		12,303		12,341		12,604		12,893	13,286	13,434	14,172	13,652	13,342	13,387	13,729	13,818	14,294	14,787	14,843	13,793	14,073	12,792	13,864	14,333	14,583	15,172	14,205	15,202	15,438	15,155	15,418	15,745	16,340	16,812	16,830	15,455	13,412	15,185	15,986	16,339	17,296	18,565	17,887	17,456	19,511	20,336	20,168	20,753	21,538	22,698	22,805	23,377	23,863	24,553	23,425	25,051	24,715	25,716	24,266	23,600	24,396	22,222	22,188	20,330	22,223	21,370	19,393	20,948	22,081	20,797	22,192	21,663	22,349	22,626	22,731	24,266	25,101	24,662	23,503	22,935	25,077	26,314	26,681	28,122	29,024	27,789	29,097	30,060	30,498	31,221	31,888	31,666	33,704	32,764	33,807	33,216	31,294	31,108	33,093	34,769	35,542	36,290	37,548	38,358
COMMERCE INDEX: RUSSELL 1000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,389		10,902		11,054		11,651		12,024		11,513		12,055		12,454		12,635		12,935		13,211			13,119		13,963		13,574		14,006		13,761		12,965		12,888		13,710		14,405		14,725		15,035		15,556		15,892
COMMERCE INDEX: RUSSELL 1000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		10,033		9,853		9,322		9,319		9,968		10,022		10,198		10,221		10,610		10,624		10,633			10,426		10,837		11,040		11,262		11,698		11,705		11,829		11,980		12,064		12,303		12,341		12,604		12,893	13,286	13,434	14,172	13,652	13,342	13,387	13,729	13,818	14,294	14,787	14,843	13,793	14,073	12,792	13,864	14,333	14,583	15,172	14,205	15,202	15,438	15,155	15,418	15,745	16,340	16,812	16,830	15,455	13,412	15,185	15,986	16,339	17,296	18,565	17,887	17,456	19,511	20,336	20,168	20,753	21,538	22,698	22,805	23,377	23,863	24,553	23,425	25,051	24,715	25,716	24,266	23,600	24,396	22,222	22,188	20,330	22,223	21,370	19,393	20,948	22,081	20,797	22,192	21,663	22,349	22,626	22,731	24,266	25,101	24,662	23,503	22,935	25,077	26,314	26,681	28,122	29,024	27,789	29,097	30,060	30,498	31,221	31,888	31,666	33,704	32,764	33,807	33,216	31,294	31,108	33,093	34,769	35,542	36,290	37,548	38,358
COMMERCE INDEX: RUSSELL 1000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		10,033		9,853		9,322		9,319		9,968		10,022		10,198		10,221		10,610		10,624		10,633			10,426		10,837		11,040		11,262		11,698		11,705		11,829		11,980		12,064		12,303		12,341		12,604		12,893	13,286	13,434	14,172	13,652	13,342	13,387	13,729	13,818	14,294	14,787	14,843	13,793	14,073	12,792	13,864	14,333	14,583	15,172	14,205	15,202	15,438	15,155	15,418	15,745	16,340	16,812	16,830	15,455	13,412	15,185	15,986	16,339	17,296	18,565	17,887	17,456	19,511	20,336	20,168	20,753	21,538	22,698	22,805	23,377	23,863	24,553	23,425	25,051	24,715	25,716	24,266	23,600	24,396	22,222	22,188	20,330	22,223	21,370	19,393	20,948	22,081	20,797	22,192	21,663	22,349	22,626	22,731	24,266	25,101	24,662	23,503	22,935	25,077	26,314	26,681	28,122	29,024	27,789	29,097	30,060	30,498	31,221	31,888	31,666	33,704	32,764	33,807	33,216	31,294	31,108	33,093	34,769	35,542	36,290	37,548	38,358
COMMERCE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg US Aggregate Bond Index
Accumulated Value		10,000		9,974		9,941		10,078		10,150		10,243		10,282		10,285		10,469		10,536		10,524		10,517			10,437		10,190		10,205		10,225		10,293		10,288		10,367		10,447		10,437		10,481		10,575		10,525		10,531	10,518	10,566	10,444	10,345	10,412	10,334	10,408	10,395	10,398	10,464	10,397	10,315	10,377	10,567	10,679	10,673	10,878	10,881	11,074	11,213	11,238	11,529	11,468	11,502	11,496	11,488	11,709	11,920	11,850	12,061	12,117	12,193	12,375	12,275	12,269	12,214	12,334	12,351	12,262	12,085	11,934	12,028	12,068	12,152	12,288	12,265	12,159	12,155	12,191	12,160	11,898	11,765	11,439	11,005	11,075	10,902	11,168	10,853	10,384	10,249	10,626	10,578	10,904	10,622	10,891	10,957	10,838	10,799	10,792	10,723	10,451	10,286	10,751	11,163	11,132	10,975	11,076	10,797	10,980	11,084	11,342	11,505	11,660	11,370	11,491	11,303	11,362	11,612	11,617	11,663	11,579	11,757	11,726	11,866	11,996	12,071
COMMERCE INDEX: BLOOMBERG MUNICIPAL BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg Municipal Bond Index
Accumulated Value		10,000		10,040		10,110		10,231		10,247		10,279		10,355		10,383		10,548		10,555		10,569		10,516			10,406		10,018		10,135		10,202		10,273		10,295		10,370		10,535		10,497		10,582		10,662		10,608		10,634	10,577	10,688	10,562	10,530	10,569	10,531	10,652	10,661	10,687	10,714	10,645	10,579	10,697	10,825	10,906	10,965	11,138	11,180	11,334	11,376	11,468	11,649	11,555	11,576	11,605	11,640	11,849	12,002	11,567	11,422	11,785	11,882	12,082	12,025	12,028	11,992	12,173	12,247	12,325	12,129	12,204	12,306	12,343	12,377	12,480	12,434	12,344	12,308	12,413	12,433	12,092	12,049	11,659	11,336	11,505	11,316	11,615	11,361	10,924	10,834	11,340	11,373	11,700	11,435	11,689	11,662	11,561	11,677	11,723	11,554	11,216	11,120	11,826	12,101	12,039	12,055	12,054	11,905	11,870	12,052	12,162	12,258	12,379	12,198	12,409	12,228	12,290	12,411	12,201	12,103	12,111	12,186	12,161	12,267	12,551	12,707
COMMERCE INDEX: BLOOMBERG MUNICIPAL BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg Municipal Bond Index
Accumulated Value		10,000		10,040		10,110		10,231		10,247		10,279		10,355		10,383		10,548		10,555		10,569		10,516			10,406		10,018		10,135		10,202		10,273		10,295		10,370		10,535		10,497		10,582		10,662		10,608		10,634	10,577	10,688	10,562	10,530	10,569	10,531	10,652	10,661	10,687	10,714	10,645	10,579	10,697	10,825	10,906	10,965	11,138	11,180	11,334	11,376	11,468	11,649	11,555	11,576	11,605	11,640	11,849	12,002	11,567	11,422	11,785	11,882	12,082	12,025	12,028	11,992	12,173	12,247	12,325	12,129	12,204	12,306	12,343	12,377	12,480	12,434	12,344	12,308	12,413	12,433	12,092	12,049	11,659	11,336	11,505	11,316	11,615	11,361	10,924	10,834	11,340	11,373	11,700	11,435	11,689	11,662	11,561	11,677	11,723	11,554	11,216	11,120	11,826	12,101	12,039	12,055	12,054	11,905	11,870	12,052	12,162	12,258	12,379	12,198	12,409	12,228	12,290	12,411	12,201	12,103	12,111	12,186	12,161	12,267	12,551	12,707
COMMERCE INDEX: BLOOMBERG MUNICIPAL BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg Municipal Bond Index
Accumulated Value		10,000		10,040		10,110		10,231		10,247		10,279		10,355		10,383		10,548		10,555		10,569		10,516			10,406		10,018		10,135		10,202		10,273		10,295		10,370		10,535		10,497		10,582		10,662		10,608		10,634	10,577	10,688	10,562	10,530	10,569	10,531	10,652	10,661	10,687	10,714	10,645	10,579	10,697	10,825	10,906	10,965	11,138	11,180	11,334	11,376	11,468	11,649	11,555	11,576	11,605	11,640	11,849	12,002	11,567	11,422	11,785	11,882	12,082	12,025	12,028	11,992	12,173	12,247	12,325	12,129	12,204	12,306	12,343	12,377	12,480	12,434	12,344	12,308	12,413	12,433	12,092	12,049	11,659	11,336	11,505	11,316	11,615	11,361	10,924	10,834	11,340	11,373	11,700	11,435	11,689	11,662	11,561	11,677	11,723	11,554	11,216	11,120	11,826	12,101	12,039	12,055	12,054	11,905	11,870	12,052	12,162	12,258	12,379	12,198	12,409	12,228	12,290	12,411	12,201	12,103	12,111	12,186	12,161	12,267	12,551	12,707
COMMERCE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg US Aggregate Bond Index
Accumulated Value		10,000		9,974		9,941		10,078		10,150		10,243		10,282		10,285		10,469		10,536		10,524		10,517			10,437		10,190		10,205		10,225		10,293		10,288		10,367		10,447		10,437		10,481		10,575		10,525		10,531	10,518	10,566	10,444	10,345	10,412	10,334	10,408	10,395	10,398	10,464	10,397	10,315	10,377	10,567	10,679	10,673	10,878	10,881	11,074	11,213	11,238	11,529	11,468	11,502	11,496	11,488	11,709	11,920	11,850	12,061	12,117	12,193	12,375	12,275	12,269	12,214	12,334	12,351	12,262	12,085	11,934	12,028	12,068	12,152	12,288	12,265	12,159	12,155	12,191	12,160	11,898	11,765	11,439	11,005	11,075	10,902	11,168	10,853	10,384	10,249	10,626	10,578	10,904	10,622	10,891	10,957	10,838	10,799	10,792	10,723	10,451	10,286	10,751	11,163	11,132	10,975	11,076	10,797	10,980	11,084	11,342	11,505	11,660	11,370	11,491	11,303	11,362	11,612	11,617	11,663	11,579	11,757	11,726	11,866	11,996	12,071
COMMERCE INDEX: RUSSELL 1000® GROWTH INDEX
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000		10,028		9,881		9,329		9,325		9,954		9,863		10,055		10,015		10,488		10,436		10,474			10,228		10,451		10,580		10,937		11,391		11,523		11,786		12,093		12,061		12,381		12,608		12,772		13,267	13,670	13,777	14,752	14,366	13,972	14,020	14,635	14,776	15,210	16,041	16,131	14,688	14,844	13,568	14,788	15,317	15,753	16,464	15,424	16,484	16,856	16,727	16,729	17,200	17,964	18,506	18,919	17,631	15,896	18,249	19,474	20,322	21,885	24,144	23,008	22,226	24,502	25,629	25,439	25,433	25,870	27,630	27,248	28,958	29,912	31,030	29,293	31,830	32,024	32,701	29,895	28,625	29,745	26,153	25,545	23,521	26,344	25,117	22,675	24,001	25,094	23,173	25,105	24,807	26,502	26,764	27,984	29,897	30,904	30,627	28,961	28,549	31,661	33,063	33,888	36,200	36,837	35,275	37,386	39,907	39,229	40,046	41,180	41,044	43,706	44,092	44,964	43,349	39,697	40,400	43,975	46,778	48,544	49,087	51,695	53,572
COMMERCE INDEX: RUSSELL MIDCAP® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	$ 10,000		$ 10,561		$ 11,384		$ 11,180		$ 11,714		$ 12,320		$ 11,676		$ 12,095		$ 11,901		$ 12,620		$ 12,858		$ 13,100			$ 12,936		$ 13,888		$ 12,872		$ 13,324		$ 13,081		$ 12,600		$ 12,287		$ 12,824		$ 13,274		$ 13,512		$ 13,917		$ 14,094		$ 13,952
COMMERCE INDEX: RUSSELL MIDCAP® GROWTH INDEX
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000		10,022		9,795		9,054		9,196		9,852		9,846		10,008		10,006		10,502		10,471		10,465			10,040		10,477		10,513		10,864		11,176		11,238		11,405		11,677		11,712		11,907		11,991		12,330		12,675	13,099	13,170	13,915	13,478	13,456	13,329	13,827	13,881	14,179	14,996	14,932	13,454	13,796	12,544	13,985	14,805	15,005	15,680	14,778	15,816	16,185	15,890	15,709	16,001	16,797	16,993	17,152	15,970	13,588	15,716	17,294	17,700	19,114	19,634	19,359	19,382	21,986	23,041	22,964	23,356	22,910	24,198	23,828	25,447	25,709	26,539	25,254	27,024	25,883	25,973	22,622	22,347	22,706	20,149	19,369	17,921	20,114	19,456	17,804	19,204	20,248	19,033	20,694	20,490	20,772	20,471	20,484	22,067	22,735	21,985	20,914	19,847	22,268	23,956	23,827	25,619	26,231	24,708	24,971	25,388	25,542	26,177	27,049	27,522	31,190	29,251	31,117	29,344	27,169	28,081	30,773	32,114	32,766	33,094	33,006	32,914
COMMERCE INDEX: RUSSELL 1000® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000		10,038		9,822		9,315		9,312		9,983		10,193		10,351		10,441		10,744		10,827		10,804			10,637		11,245		11,526		11,608		12,025		11,902		11,880		11,868		12,062		12,223		12,080		12,438		12,528	12,912	13,101	13,607	12,957	12,729	12,771	12,847	12,879	13,389	13,587	13,614	12,909	13,294	12,018	12,953	13,367	13,452	13,929	13,033	13,969	14,085	13,671	14,158	14,356	14,800	15,207	14,880	13,439	11,142	12,395	12,820	12,735	13,238	13,785	13,447	13,270	15,055	15,632	15,489	16,425	17,392	18,087	18,509	18,297	18,444	18,809	18,155	19,077	18,404	19,565	19,110	18,888	19,421	18,326	18,682	17,050	18,180	17,639	16,092	17,742	18,850	18,091	19,028	18,357	18,273	18,548	17,833	19,017	19,686	19,154	18,415	17,766	19,106	20,164	20,185	20,930	21,976	21,037	21,704	21,500	22,599	23,205	23,528	23,269	24,755	23,061	24,129	24,227	23,554	22,836	23,638	24,446	24,586	25,370	25,749	25,863
COMMERCE INDEX: BLOOMBERG 3-15 YR BLEND (2-17)
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg 3-15 Year Blend Municipal Bond Index
Accumulated Value		10,000		10,024		10,083		10,211		10,230		10,242		10,309		10,314		10,453		10,467		10,473		10,433			10,338		9,971		10,077		10,153		10,225		10,244		10,324		10,474		10,429		10,512		10,588		10,534		10,550	10,460	10,557	10,450	10,418	10,444	10,414	10,519	10,536	10,571	10,592	10,529	10,480	10,594	10,719	10,816	10,871	11,006	11,030	11,173	11,220	11,314	11,456	11,356	11,386	11,413	11,451	11,640	11,758	11,388	11,295	11,637	11,711	11,889	11,845	11,855	11,823	11,966	12,028	12,089	11,921	11,983	12,065	12,084	12,101	12,197	12,170	12,089	12,051	12,121	12,140	11,821	11,783	11,447	11,187	11,352	11,246	11,517	11,307	10,939	10,891	11,301	11,361	11,633	11,401	11,633	11,601	11,490	11,580	11,628	11,497	11,217	11,163	11,741	11,979	11,928	11,939	11,939	11,805	11,726	11,885	11,993	12,102	12,206	12,040	12,197	12,064	12,148	12,273	12,104	12,025	12,094	12,188	12,216	12,323	12,519	12,636
COMMERCE INDEX: BLOOMBERG 3-15 YR BLEND (2-17)
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg 3-15 Year Blend Municipal Bond Index
Accumulated Value		10,000		10,024		10,083		10,211		10,230		10,242		10,309		10,314		10,453		10,467		10,473		10,433			10,338		9,971		10,077		10,153		10,225		10,244		10,324		10,474		10,429		10,512		10,588		10,534		10,550	10,460	10,557	10,450	10,418	10,444	10,414	10,519	10,536	10,571	10,592	10,529	10,480	10,594	10,719	10,816	10,871	11,006	11,030	11,173	11,220	11,314	11,456	11,356	11,386	11,413	11,451	11,640	11,758	11,388	11,295	11,637	11,711	11,889	11,845	11,855	11,823	11,966	12,028	12,089	11,921	11,983	12,065	12,084	12,101	12,197	12,170	12,089	12,051	12,121	12,140	11,821	11,783	11,447	11,187	11,352	11,246	11,517	11,307	10,939	10,891	11,301	11,361	11,633	11,401	11,633	11,601	11,490	11,580	11,628	11,497	11,217	11,163	11,741	11,979	11,928	11,939	11,939	11,805	11,726	11,885	11,993	12,102	12,206	12,040	12,197	12,064	12,148	12,273	12,104	12,025	12,094	12,188	12,216	12,323	12,519	12,636
COMMERCE INDEX: BLOOMBERG 3-15 YR BLEND (2-17)
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg 3-15 Year Blend Municipal Bond Index
Accumulated Value		10,000		10,024		10,083		10,211		10,230		10,242		10,309		10,314		10,453		10,467		10,473		10,433			10,338		9,971		10,077		10,153		10,225		10,244		10,324		10,474		10,429		10,512		10,588		10,534		10,550	10,460	10,557	10,450	10,418	10,444	10,414	10,519	10,536	10,571	10,592	10,529	10,480	10,594	10,719	10,816	10,871	11,006	11,030	11,173	11,220	11,314	11,456	11,356	11,386	11,413	11,451	11,640	11,758	11,388	11,295	11,637	11,711	11,889	11,845	11,855	11,823	11,966	12,028	12,089	11,921	11,983	12,065	12,084	12,101	12,197	12,170	12,089	12,051	12,121	12,140	11,821	11,783	11,447	11,187	11,352	11,246	11,517	11,307	10,939	10,891	11,301	11,361	11,633	11,401	11,633	11,601	11,490	11,580	11,628	11,497	11,217	11,163	11,741	11,979	11,928	11,939	11,939	11,805	11,726	11,885	11,993	12,102	12,206	12,040	12,197	12,064	12,148	12,273	12,104	12,025	12,094	12,188	12,216	12,323	12,519	12,636
COMMERCE INDEX: BLOOMBERG U.S. 1-5 YEAR GOVERNMENT BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. 1-5 Year Government Bond Index
Accumulated Value		$ 9,999		$ 9,970		$ 9,955		$ 10,062		$ 10,086		$ 10,109		$ 10,108		$ 10,094		$ 10,190		$ 10,186		$ 10,155		$ 10,172			$ 10,151		$ 10,055		$ 10,057		$ 10,075		$ 10,091		$ 10,096		$ 10,129		$ 10,152		$ 10,137		$ 10,165		$ 10,201		$ 10,167		$ 10,156	$ 10,127	$ 10,126	$ 10,068	$ 10,054	$ 10,087	$ 10,051	$ 10,100	$ 10,099	$ 10,090	$ 10,133	$ 10,105	$ 10,118	$ 10,167	$ 10,280	$ 10,314	$ 10,317	$ 10,406	$ 10,423	$ 10,529	$ 10,598	$ 10,580	$ 10,706	$ 10,679	$ 10,713	$ 10,701	$ 10,716	$ 10,812	$ 10,942	$ 11,119	$ 11,139	$ 11,156	$ 11,164	$ 11,182	$ 11,176	$ 11,179	$ 11,165	$ 11,173	$ 11,181	$ 11,178	$ 11,140	$ 11,117	$ 11,136	$ 11,157	$ 11,128	$ 11,172	$ 11,163	$ 11,131	$ 11,075	$ 11,075	$ 11,049	$ 10,944	$ 10,891	$ 10,677	$ 10,587	$ 10,656	$ 10,586	$ 10,670	$ 10,525	$ 10,349	$ 10,328	$ 10,443	$ 10,445	$ 10,560	$ 10,429	$ 10,640	$ 10,685	$ 10,628	$ 10,546	$ 10,577	$ 10,605	$ 10,566	$ 10,576	$ 10,737	$ 10,903	$ 10,937	$ 10,855	$ 10,899	$ 10,808	$ 10,906	$ 10,983	$ 11,148	$ 11,258	$ 11,358	$ 11,233	$ 11,276	$ 11,265	$ 11,321	$ 11,434	$ 11,495	$ 11,610	$ 11,567	$ 11,654	$ 11,635	$ 11,759	$ 11,786	$ 11,831